Employee compensation and benefits - Movement on HSBC share option plans (Details)	12 Months Ended
	Dec. 31, 2021 shares £ / shares	Dec. 31, 2021 shares £ / shares $ / shares	Dec. 31, 2020 shares £ / shares	Dec. 31, 2020 shares $ / shares £ / shares
Employee Compensation And Benefits [Abstract]
Share options outstanding at beginning of period (in shares) | shares	130,952,539	130,952,539	65,060,000	65,060,000
Granted during the year (in shares) | shares	15,410,000	15,410,000	111,469,000	111,469,000
Exercised during the year (in shares) | shares	(3,878,000)	(3,878,000)	(1,387,000)	(1,387,000)
Expired during the year (in shares) | shares	(11,502,000)	(11,502,000)	(43,032,000)	(43,032,000)
Forfeited during the year (in shares) | shares	(7,786,000)	(7,786,000)	(1,158,000)	(1,158,000)
Share options outstanding at end of period (in shares) | shares	123,196,850	123,196,850	130,952,539	130,952,539
Of which exercisable (in shares) | shares	4,949,000	4,949,000	8,170,000	8,170,000
Weighted average remaining contractual life of outstanding share options	3 years 7 days	3 years 7 days	3 years 8 months 4 days	3 years 8 months 4 days
WAEP at beginning of period (in GBP per share) | £ / shares	£ 2.97		£ 4.81
Granted during the year (in GBP per share) | £ / shares	3.15		2.63
Exercised during the year (in GBP per share) | £ / shares	3.80		4.48
Expired during the year (in GBP per share) | £ / shares	3.53		4.81
Forfeited during the year (in GBP per share) | £ / shares	3.97		4.88
WAEP at end of period (in GBP per share) | £ / shares	2.85		2.97
Of which exercisable (in GBP per share) | £ / shares	£ 4.05	£ 4.05	£ 4.50	£ 4.50
Weighted average share price, share options granted | $ / shares		£ 0.85		£ 0.47
Weighted average share price at the date the options were exercise (in dollars per share) | $ / shares		£ 5.87		£ 7.08